Share-based payment - Restricted shares agreement (RSU) (Details) R$ / shares in Units, R$ in Thousands			12 Months Ended
	Nov. 01, 2023 shares R$ / shares	Jun. 01, 2023 shares R$ / shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 shares	Dec. 31, 2022	Dec. 31, 2021 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per vesting	25.00%	25.00%
Total number shares granted	15,000	2,140,500	50,000,000		643,500,000	2,903,500,000	793,800,000
Employee benefits expense | R$			R$ 790,739	R$ 733,605			R$ 443,328
RSU vested			553,875
employee benefits
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments by employees benefits | R$			R$ 12,198
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per vesting	25.00%	25.00%
Fair value of share | R$ / shares	R$ 22,990	R$ 14,150
Remaining term of the vesting period	4 years	3 years 6 months
Vesting	4 years	4 years
Total number shares granted	15,000,000	2,140,500,000	2,155,500,000
Number of shares not vested yet	15,000,000	1,586,625,000	1,601,625,000